Filed with the Securities and Exchange Commission on December 20, 2023
REGISTRATION NO. 333-162678
INVESTMENT COMPANY ACT NO. 811-07975
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 38
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 185
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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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WILLIAM J. EVERS, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
ELIZABETH L. GIOIA
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on December 29, 2023 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 38 to Registration Statement No. 333-162678 for the purpose of including in the Registration Statement a Prospectus supplement. This Post-Effective Amendment incorporates by reference the Prospectus included in Part A of Post-Effective Amendment No. 36 filed on April 6, 2023, and incorporates by reference the Statement of Additional Information, including financial statements filed therewith, included in Part B of Post-Effective Amendment No. 36 filed on April 6, 2023, as supplemented in Post-Effective Amendment No. 37 filed on September 7, 2023.
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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 29, 2023
to Prospectuses and Updating Summary Prospectuses dated May 1, 2023
This Supplement should be read in conjunction with the current Prospectus and Updating Summary Prospectus ("Prospectus(es)") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
This Supplement describes a change to the variable investment options available in your Annuity.
AST Bond Portfolio 2023
Effective on or about December 31, 2023, the AST Bond Portfolio 2023 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2023 will be deleted from the Prospectus.
AST Portfolio Addition
Effective on or about January 2, 2024, the AST Bond Portfolio 2035 (the “Portfolio”) will be added to your Annuity as a variable investment option. Please note, however, that this variable investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits.
In conjunction with the changes described above, the table captioned “Portfolios Available Under the Annuity” in the “Appendix A” section of the Prospectus is revised to add the following information:

Fund Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1-Year	5-Year	10-Year
Fixed Income	AST Bond Portfolio 2035*, ‡, 1, 2 PGIM Fixed Income PGIM Limited	0.79%	N/A	N/A	N/A
PGIM Fixed Income is a business unit of PGIM, Inc.
1 These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.

GENPRODSUP5-N4-USP

Before you allocate to the Sub-account with the Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.

2 Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond Portfolios (e.g., AST Bond Portfolio 2025).

* This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡ Please see additional information below regarding certain portfolios.

AST Bond Portfolio 2035
The Portfolio will commence operations on or about January 2, 2024. Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the current fiscal year. Estimates are based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal year ending December 31, 2023.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
GENPRODSUP5-N4-USP

PART C
OTHER INFORMATION
ITEM 27. EXHIBITS:

(a)
Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)	Not Applicable.

(c) (1)
Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)
Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3)
List of Broker Dealers selling under original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162678, filed on April 19, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(4)
List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162678, filed on April 19, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(d) (1)
Form of Prudential Premier Retirement Variable Annuity X Series, L Series, B Series contract and Form of Prudential Premier Retirement Variable Annuity C Series contract (including schedule pages for each X, L, B, and C) P-BLX/INDNY (2/10) and P-CR/INDNY (2/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)
Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3)
Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(4)
Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(5)
Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(6)
Form of 403B Annuity Endorsement P-END-403 NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(7)
Form of Individual Retirement Annuity Endorsement P-END-IRA NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(8)
Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(9)
Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(10)
Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(11)
Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(12)
Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-NY (02/10)). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(13)
Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-NY 11/09). Incorporated by reference to Post-Effective Amendment No. 24, Registration No. 333-131035 filed August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(14)
Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-NY11/09). Incorporated by reference to Post-Effective Amendment No. 24, Registration No. 333-131035 filed August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(15)
Form of Gro Plus II benefit rider (P-RID-GRO NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(16)
Form of Gro Plus II benefit schedule (P-SCH-GRO NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(17)
Form of Beneficiary Annuity Endorsement (P-END-BENE NY (2/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(18)
Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10)NY, P-L-DCD-IND(2/10)NY, P-X-DCD-IND(2/10)NY, and P-C-DCD-IND(2/10)NY). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(19)
Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(08/10) -NY). Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-162678, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(20)
Highest Daily Lifetime Income Benefit Rider (P-RID-HD(1/11)-NY). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162678, filed on December 20, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(21)
Highest Daily Lifetime Income Benefit Schedule Supplement (P-SCH-HD (1/11)- NY). Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162678, filed on December 20, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(22)
Medically-Related Surrender Endorsement P-END-MRS (2/10) NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-170468, filed on April 1, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(23)
Medically-Related Surrender Schedule P-SCH-MRS (2/10) NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-170468, filed on April 1, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(24)
Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-HAB-7-12)-NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(25)
Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-8-12)-NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(26)
Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12)-NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(27)
Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-HAB-8-12)-NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(28)
Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13)-NY (includes schedule pages P-SCH-HD(2-13)-NY. Incorporated by reference to Post-Effective Amendment No. 16 to Registration No. 333-162678, filed February 14, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(29)
Form of Highest Daily Lifetime Income Benefit v2.1 w/HADB rider P-RID-HD-HAB(2-13)-NY (includes schedule pages P-SCH-RID-HD HAB(2-13)-NY. Incorporated by reference to Post-Effective Amendment No. 16 to Registration No. 333-162678, filed February 14, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(30)
Amendatory Tax Endorsement. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162678, filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(e) (1)
Form of Application form for the Contract P-VAA NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)
Form of Application form for the Contract P-IBVAA NY (02/10). Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3)
Form of Application for the Contract P-VAA (7/12) NY. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333-162678, filed August 1, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(4)
Form of Applications for the Contract ORD202826-NY and Beneficiary Contract ORD202828-NY (2/13). Incorporated by reference to Post-Effective Amendment No. 16 to Registration No. 333-162678, filed February 14, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(f) (1)
Articles of Incorporation of Pruco Life of New Jersey Insurance Company, as amended. Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(2)
By-laws of Pruco Life Insurance Company of New Jersey. Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(3)
Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, Registration No. 333-18053 filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(4)
Certificate of Amendment to the Certificate of Incorporation dated September 3, 2019. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2019, filed on March 5, 2020 on behalf of Pruco Life Insurance Company of New Jersey.

(g)
Annuity Reinsurance Agreements between Depositor and: Pruco Reinsurance Ltd for HDI 2.0. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162678, filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(h) (1)
Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(2)
Copy of Franklin Templeton Fund Participation Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 4, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3)
Shareholder Information Agreement (Sample Rule 22C-2). Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(4)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162678, filed April 15, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(5)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company of New Jersey, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 26 to Registration No. 333-162678, filed April 9, 2018 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(i)	Not Applicable

(j)	Not Applicable

(k)
Opinion of Counsel. Incorporated by reference to Post-Effective Amendment No. 36 to Registration No. 333-162678, filed April 6, 2023 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(l) (1)	Written Consent of Independent Registered Public Accounting Firm. Filed Herewith

(l) (2)	Powers of Attorney: Markus Coombs, Elizabeth K. Dietrich, Alan M. Finkelstein, Scott E. Gaul, Bradley O. Harris, Salene Hitchock-Gear and Dylan J. Tyson. Filed Herewith.

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484	President & Chief Executive Officer and Director
Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Director, Chief Accounting Officer, Chief Financial Officer, and Vice President
Markus Coombs 213 Washington Street Newark, New Jersey 07102	Director and Vice President
Alan M. Finkelstein 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Scott E. Gaul One Corporate Drive Shelton, Connecticut 06484	Director and Vice President
Bradley O. Harris 213 Washington Street Newark, New Jersey 07102	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102	Director
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President
Michael A. Pignatella 280 Trumbull Street Hartford, Connecticut 06103	Chief Legal Officer, Vice President and Secretary
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life")); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey")). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 16, 2023, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 30. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. In addition, PAD serves as principal underwriter for variable annuities issued by Fortitude Life Insurance & Annuity Company and its Fortitude Life Insurance & Annuity Company Variable Account B.
(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

Aismara J. Casanova 213 Washington Street Newark, New Jersey 07102	President and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Chairman, Chief Executive Officer and Director
Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484	Senior Vice President and Director
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484	Vice President
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Kevin Chaillet 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103	Chief Compliance Officer and Vice President
Michael A. Pignatella 280 Trumbull Street Hartford, Connecticut 06103	Vice President and Assistant Secretary

Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer
(c)    Commissions received by PAD during 2022 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION

Prudential Annuities Distributors, Inc.*	$29,089,873.91	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 33. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 34. FEE REPRESENTATION
Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and the State of New Jersey on this 20th day of December 2023.
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 20, 2023
Dylan J. Tyson
Elizabeth K. Dietrich*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	December 20, 2023
Elizabeth K. Dietrich
Markus Coombs*	Director and Vice President	December 20, 2023
Markus Coombs
Alan M. Finkelstein*	Director and Treasurer	December 20, 2023
Alan M. Finkelstein
Scott E. Gaul*	Director and Vice President	December 20, 2023
Scott E. Gaul
Bradley O. Harris*	Director	December 20, 2023
Bradley O. Harris
Salene Hitchcock-Gear*	Director	December 20, 2023
Salene Hitchcock-Gear

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
* Executed by Elizabeth L. Gioia on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No.	Description

(l)(1)	Written Consent of Independent Registered Public Accounting Firm.
(l)(2)	Powers of Attorney: Markus Coombs, Elizabeth K. Dietrich, Alan M. Finkelstein, Scott E. Gaul, Bradley O. Harris, Salene Hitchcock-Gear and Dylan J. Tyson.